VCA-10

Schedule of Investments (unaudited)

as of March 31, 2022

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 2.3%
Airbus SE (France)*	12,246	$1,486,255
Raytheon Technologies Corp.	25,441	2,520,440

		4,006,695

Airlines — 0.6%
Delta Air Lines, Inc.*	29,048	1,149,429

Automobiles — 3.4%
General Motors Co.*	47,511	2,078,131
Tesla, Inc.*	3,744	4,034,535

		6,112,666

Banks — 7.8%
Bank of America Corp.	81,041	3,340,510
Citigroup, Inc.	22,669	1,210,525
JPMorgan Chase & Co.	26,857	3,661,146
PNC Financial Services Group, Inc. (The)	14,798	2,729,491
Truist Financial Corp.	49,396	2,800,753

		13,742,425

Beverages — 1.1%
PepsiCo, Inc.	11,827	1,979,603

Biotechnology — 1.6%
AbbVie, Inc.	17,242	2,795,101

Building Products — 1.4%
Johnson Controls International PLC	36,909	2,420,123

Capital Markets — 2.6%
Blackstone, Inc.	11,394	1,446,354
Goldman Sachs Group, Inc. (The)	9,539	3,148,824

		4,595,178

Chemicals — 2.5%
DuPont de Nemours, Inc.	19,418	1,428,776
Linde PLC (United Kingdom)	9,306	2,972,616

		4,401,392

Communications Equipment — 1.0%
Cisco Systems, Inc.	31,218	1,740,716

Consumer Finance — 1.7%
Capital One Financial Corp.	11,058	1,451,805
SLM Corp.	82,753	1,519,345

		2,971,150

Containers & Packaging — 1.5%
Crown Holdings, Inc.	20,691	2,588,237

Electric Utilities — 0.8%
NextEra Energy, Inc.	17,302	1,465,652

Entertainment — 0.8%
Netflix, Inc.*	1,204	451,006
Walt Disney Co. (The)*	6,875	942,975

		1,393,981

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	11,427	2,299,684

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	3,239	1,865,178
Walmart, Inc.	17,896	2,665,073

		4,530,251

Food Products — 1.1%
Mondelez International, Inc. (Class A Stock)	31,299	1,964,951

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	24,792	2,934,381
Dexcom, Inc.*	1,867	955,157
Intuitive Surgical, Inc.*	3,185	960,851
Straumann Holding AG (Switzerland)	578	926,696

		5,777,085

Health Care Providers & Services — 3.0%
Centene Corp.*	16,856	1,419,106
Cigna Corp.	4,131	989,829
Laboratory Corp. of America Holdings*	5,774	1,522,373
UnitedHealth Group, Inc.	2,545	1,297,874

		5,229,182

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. (Class A Stock)*	5,788	994,147
McDonald’s Corp.	6,489	1,604,600
Royal Caribbean Cruises Ltd.*	13,750	1,151,975

		3,750,722

Household Products — 1.0%
Procter & Gamble Co. (The)	12,031	1,838,337

Insurance — 5.0%
Chubb Ltd. (Switzerland)	16,238	3,473,308
Marsh & McLennan Cos., Inc.	8,937	1,523,043
MetLife, Inc.	33,563	2,358,808
RenaissanceRe Holdings Ltd. (Bermuda)	9,960	1,578,760

		8,933,919

Interactive Media & Services — 5.2%
Alphabet, Inc. (Class A Stock)*	1,990	5,534,887
Alphabet, Inc. (Class C Stock)*	630	1,759,584
Match Group, Inc.*	5,307	577,083
Snap, Inc. (Class A Stock)*	17,354	624,570
ZoomInfo Technologies, Inc.*	11,496	686,771

		9,182,895

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.*	1,274	4,153,176

MercadoLibre, Inc. (Argentina)*	1,404	1,670,030

		5,823,206

IT Services — 1.9%
Adyen NV (Netherlands), 144A*	600	1,195,292
Mastercard, Inc. (Class A Stock)	3,490	1,247,256
Shopify, Inc. (Canada) (Class A Stock)*	1,014	685,424
Snowflake, Inc. (Class A Stock)*	1,429	327,427

		3,455,399

Life Sciences Tools & Services — 0.4%
Danaher Corp.	2,439	715,432

Machinery — 2.9%
Deere & Co.	5,144	2,137,126
Fortive Corp.	23,424	1,427,224
Otis Worldwide Corp.	21,411	1,647,577

		5,211,927

Multi-Utilities — 2.5%
Ameren Corp.	18,959	1,777,596
Dominion Energy, Inc.	32,110	2,728,387

		4,505,983

Oil, Gas & Consumable Fuels — 7.2%
Chevron Corp.	24,700	4,021,901
ConocoPhillips	40,003	4,000,300
Hess Corp.	20,236	2,166,062
Williams Cos., Inc. (The)	76,801	2,565,921

		12,754,184

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,410	1,200,931

Pharmaceuticals — 5.9%
AstraZeneca PLC (United Kingdom), ADR	36,616	2,429,105
Bristol-Myers Squibb Co.	51,986	3,796,538
Eli Lilly & Co.	14,685	4,205,344

		10,430,987

Road & Rail — 1.4%
Union Pacific Corp.	9,081	2,481,020

Semiconductors & Semiconductor Equipment — 5.6%
ASML Holding N.V. (Netherlands)	687	458,868
Broadcom, Inc.	4,102	2,582,947
Lam Research Corp.	2,273	1,221,987
NVIDIA Corp.	8,158	2,225,992
NXP Semiconductors NV (Netherlands)	8,061	1,491,930
QUALCOMM, Inc.	12,518	1,913,001

		9,894,725

Software — 5.1%
Atlassian Corp. PLC (Australia) (Class A Stock)*	2,066	607,053
HubSpot, Inc.*	1,205	572,303
Microsoft Corp.	21,990	6,779,737

salesforce.com, Inc.*	5,116	1,086,229

		9,045,322

Specialty Retail — 1.5%
Lowe’s Cos., Inc.	8,594	1,737,621
Ross Stores, Inc.	9,432	853,219

		2,590,840

Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	32,730	5,714,985

Textiles, Apparel & Luxury Goods — 2.5%
Lululemon Athletica, Inc. (Canada)*	4,106	1,499,634
LVMH Moet Hennessy Louis Vuitton SE (France)	2,442	1,753,182
NIKE, Inc. (Class B Stock)	9,173	1,234,319

		4,487,135

Trading Companies & Distributors — 0.8%
United Rentals, Inc.*	3,797	1,348,732

TOTAL COMMON STOCKS (cost $109,316,603)		174,530,182

SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,951,959)(a)	1,951,959	1,951,959

TOTAL INVESTMENTS — 99.7% (cost $111,268,562)		176,482,141
Other assets in excess of liabilities — 0.3%		619,704

NET ASSETS — 100.0%		$177,101,845

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).